Trade and other payables (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current liabilities
Trade payables	$ 3,267	$ 2,550	$ 2,824
Value added and payroll taxes and social security	492	468	463
Rebates, chargebacks, returns and other revenue accruals	7,817	6,078	5,298
Clinical trial accruals	1,424	1,417	1,047
Other accruals	6,112	5,551	5,649
Collaboration Revenue contract liabilities	7	12	12
Vaccine contract liabilities	142	169	1,003
Deferred government grant income		1	67
Contingent consideration	966	757	849
Acerta Pharma share purchase liability (Note 26)	833	867	920
Other payables	1,314	1,170	806
Total	22,374	19,040	18,938
Contract liabilities within rebates, chargebacks, returns and other accruals	102	87	99
Non-current liabilities
Accruals	36	37	25
Collaboration Revenue contract liabilities	7	14	26
Contingent consideration noncurrent	1,171	1,465	2,016
Acerta Pharma share purchase liability (Note 26)		779	1,538
Other payables	1,446	1,975	1,328
Total	2,660	4,270	4,933
Payment of Acerta Pharma share purchase liability	867	920
Trade payables
Trade payables, supply chain financing programme	$ 123	67	44
Number of suppliers enrolled in supply chain financing programme	461
Acerta Pharma
Non-current liabilities
Payment of Acerta Pharma share purchase liability	$ 867	920
Amortised cost of the option liability	833	1,646	2,458
US
Current liabilities
Provision for contract with customer liability	5,116	3,961	3,172
China
Current liabilities
Provision for contract with customer liability	567	579	814
Contract Revenue
Current liabilities
Contract liabilities	88
Trade payables
Revenue recognised in the year for previous contract liabilities	88
Other Revenue
Current liabilities
Contract liabilities	76
Trade payables
Revenue recognised in the year for previous contract liabilities	76
Collaboration Revenue
Current liabilities
Contract liabilities	12
Trade payables
Revenue recognised in the year for previous contract liabilities	12
Enhertu
Current liabilities
Other payables	199	100	0
Non-current liabilities
Other payables	774	1,125	100
Dato-DXd
Current liabilities
Other payables	0	0	324
Airsupra
Non-current liabilities
Other payables	464	0	0
Rare Disease
Current liabilities
Provision for contract with customer liability	$ 190	$ 139	$ 127